Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Entity Registrant Name	Seadrill Partners LLC
Entity Central Index Key	0001553467
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 0
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Common Units [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	24,815,025
Subordinated Units [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	16,543,350